3. Accounts Receivable (Details) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details [Abstract]
Accounts receivable	$ 437,323	$ 275,206	$ 262,694
Less: Allowance for doubtful accounts	(72,535)	(35,535)	(47,595)
Accounts receivable, net	$ 364,788	$ 239,671	$ 215,099